Royalties, mining and income tax, and deferred tax- Rate reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax on (profit)/loss before tax at maximum South African statutory company tax rate (28%)	R (7,813)	R (13,316)	R (9,934)
South African gold mining tax formula rate adjustment	19	63	118
US statutory tax rate adjustment	181	466	550
Deferred tax rate differentials	(16)	0	0
Non-deductible amortisation and depreciation	(2)	(13)	(14)
Non-taxable dividend received	4	7	21
Non-deductible finance expense	(196)	(108)	89
Non-deductible share-based payments	(7)	(42)	(44)
Non-deductible loss on fair value of financial instruments	(976)	(1,021)	(890)
Non-taxable gain on foreign exchange differences	22	47	3
Non-taxable share of results of equity-accounted investees	360	557	476
Non-taxable reversal of impairments/(non-deductible impairments)	1	(22)	33
Non-deductible transaction costs	(76)	(69)	(50)
Tax adjustment in respect of prior periods	(35)	386	133
Net other non-taxable income and non-deductible expenditure	156	351	258
Change in estimated deferred tax rate	53	86	(54)
(Deferred tax assets derecognised)/unrecognised deferred tax assets utilised	(631)	(1,133)	4,447
Total mining and income tax	R (8,924)	R (13,761)	R (4,858)
Average effective tax rate	32.00%	29.00%	14.00%
Reversal of uncertain tax related to interest limitation		R 182
Derecognition of deferred tax asset	R 837
Other deductible temporary differences	50,776	R 43,061	R 36,408
Cooke
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	227
Burnstone
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	287
SGL
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	R 86